Filed pursuant to 497(e)
File Nos. 002-80751 and 811-03618

BRIGHTHOUSE FUNDS TRUST II

SUPPLEMENT DATED SEPTEMBER 17, 2019

TO THE

PROSPECTUS DATED APRIL 29, 2019

MFS® VALUE PORTFOLIO

Effective on or about December 31, 2019, it is expected that Katherine Cannan will serve as a portfolio manager of the MFS® Value Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust II. Effective on or about December 31, 2020, it is expected that Steven Gorham will no longer serve as a portfolio manager of the Portfolio. Effective December 31, 2019, the following changes are made to the prospectus of the Portfolio.

In the Portfolio Summary, the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:

Portfolio Managers. Nevin Chitkara, Investment Officer of MFS, has been a portfolio manager of the Portfolio since 2008. Mr. Chitkara was a manager of one of the Portfolio’s predecessor funds from 2006 to 2008. Steven Gorham, Investment Officer of MFS, has been a portfolio manager of the Portfolio since 2008. Mr. Gorham was a manager of the Portfolio’s predecessor funds from 2002 until 2008. Katherine Cannan, Investment Officer of MFS, has been a portfolio manager of the Portfolio since December 2019.

Effective on or about December 31, 2020, it is expected that Mr. Gorham will no longer serve as a portfolio manager of the Portfolio.

In the section entitled “Additional Information About Management – The Subadviser,” the fifth paragraph is deleted in its entirety and replaced with the following:

Nevin Chitkara and Steven Gorham have been co-managers of the Portfolio since 2008 and Katherine Cannan has been a co-manager of the Portfolio since December 2019. Mr. Chitkara was a manager of one of the Portfolio’s predecessor funds from 2006 to 2008. Mr. Gorham was a manager of the Portfolio’s predecessor funds from 2002 until 2008. Mr. Chitkara is an Investment Officer of MFS and has been employed in the investment area of MFS since 1997. Mr. Gorham is an Investment Officer of MFS and has been employed in the investment area of MFS since 1992. Ms. Cannan is an Investment Officer of MFS and has been employed in the investment area of MFS since 2013. Effective on or about December 31, 2020, it is expected that Mr. Gorham will no longer serve as a portfolio manager of the Portfolio.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUS FOR FUTURE REFERENCE